Income tax expense (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income tax expense [Abstract]
Average effective tax rate	60.70%	26.40%	(193.40%)	32.20%